Income Taxes - Temporary Differences in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Deferred tax assets	$ 1,848	$ 1,634
Deferred tax liabilities	322	383
Net deferred tax asset	$ 1,526	$ 1,251